Operating Assets and Liabilities	12 Months Ended
Dec. 31, 2018
Operating Assets and Liabilities
Operating Assets and Liabilities

Section 4—Operating Assets and Liabilities

4.1          Equipment

Depreciation expense included within operating results for each of the years ended December 31, 2018, 2017 and 2016 is as follows:

	Year Ended December 31,
	2018	2017	2016
	USD ‘000	USD ‘000	USD ‘000
Research and development costs	2	224	106
General and administrative costs	2	3	3
Total	4	227	109

As discussed in Note 1.1, the Company announced on March 1, 2017 a plan to reduce costs and wind-down research and development efforts of FP187®. In connection with winding down of research and development efforts, certain equipment that had been used in the development of FP187® was deemed impaired. Accordingly, during the year ended December 31, 2017, the Group recognized an impairment expense of $208,000 that is included in the above table within research and development costs.

At December 31, 2018 and 2017, the cost of the Group’s equipment and the corresponding accumulated depreciation was not material.

4.2          Prepaid expenses

	December 31,
	2018	2017
	USD ‘000	USD ‘000
Insurance	313	421
Other	27	81
Total	340	502

4.3          Other receivables

	December 31,
	2018	2017
	USD ‘000	USD ‘000
Value added tax receivables (“VAT”)	265	513
Other receivables	1	5
Total	266	518

4.4          Accrued liabilities

	December 31,
	2018	2017
	USD ‘000	USD ‘000
Accrued amounts due equity award holders (Note 3.3)	—	11,757
Professional advisors	318	910
Other	304	376
Total	622	13,043